Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (51,369)	$ (109,028)	$ 53,872
Other comprehensive loss, net of tax:
Foreign currency translation	(128,492)	(85,858)	(60,821)
Post-employment benefits:
Net loss recognized in accumulated other comprehensive income	(213)	(544)	0
Reclassification of net loss to consolidated statement of income	440	199	382
Post-employment benefits (net of $120, $178 and $197 of deferred income taxes for the fiscal years ended December 31, 2015, 2014 and 2013, respectively)	227	(345)	382
Cash flow hedges:
Net gains recognized in accumulated other comprehensive income	20,487	5,158	537
Reclassification of net gain to consolidated statement of income	(14,209)	(2,792)	(164)
Cash flow hedges (net of $nil of income taxes)	6,278	2,366	373
Total other comprehensive loss	(121,987)	(83,837)	(60,066)
Comprehensive loss	(173,356)	(192,865)	(6,194)
(Less) Plus: Comprehensive (income) loss attributable to non-controlling interests	(73)	(200)	134
Comprehensive loss attributable to Arcos Dorados Holdings Inc.	$ (173,429)	$ (193,065)	$ (6,060)